Stock Compensation Plans and Awards (Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 24, 2012
Options Outstanding [Abstract]
Outstanding - Beginning Balance (shares)	0
Weighted Average Exercise Price - Beginning Balance (per share)	$ 0.00
Weighted Average Remaining Contractual Term - Beginning Balance	5 years 9 months 26 days
Granted (shares)	12,466
Weighted Average Exercise Price, Granted (per share)	$ 18.00
Exercised (shares)	0
Weighted Average Exercise Price, Exercised (per share)	$ 0.00
Canceled or Expired (shares)	0
Weighted Average Exercise Price, Canceled or Expired (per share)	$ 0.00
Outstanding - Ending Balance (shares)	12,466
Weighted Average Exercise Price - Ending Balance (per share)	$ 18.00
Weighted Average Remaining Contractual Term - Ending Balance	5 years 9 months 26 days
Aggregate Intrinsic Value - Ending Balance	$ 0
Options vested and expected to vest [Abstract]
Options Vested and Expected to Vest (shares)	12,466
Weighted Average Exercise Price, Options Vested and Expected to Vest (per share)	$ 18.00
Weighted Average Remaining Contractual Term, Options Vested and Expected to Vest	5 years 9 months 26 days
Aggregate Intrinsic Value, Options Vested and Expected to Vest	0
Options vested and exercisable [Abstract]
Options Vested and Exercisable (shares)	0
Weighted Average Exercise Price, Options Vested and Exercisable (per share)	$ 0.00
Aggregate Intrinsic Value, Options Exercisable	$ 0